Note Loans (Covered loans in non-performing status and accruing loans past-due 90 days or more by loan class) (Detail) - Covered loans - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	[1]	$ 3,915	$ 3,887
Accruing loans past-due 90 days or more	[1]	0	0
Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans		3,794	3,790
Accruing loans past-due 90 days or more		0	0
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans		121	97
Accruing loans past-due 90 days or more		$ 0	$ 0

[1]

Covered loans accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estim a ted cash flow analyses.